Leasing arrangements - leasee - summary of carrying amount of right-of-use assets and the depreciation expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 835,805	$ 859,069		$ 30,130
Depreciation expenses	279,080	76,526	$ 36,099
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	616,458	636,261
Depreciation expenses	20,486	20,938	22,657
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	10,946	19,044
Depreciation expenses	9,870	7,819	7,113
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	204,484	203,249
Depreciation expenses	247,090	46,225	4,520
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	3,917	515
Depreciation expenses	$ 1,634	$ 1,544	$ 1,809